Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Significant Accounting Policies [Abstract]
Schedule of Useful Life of Intangible Assets	The useful life of intangible assets is as follows:
Years
Patents	10
Customer relations	3.5-10
Order backlog	1
Technology	2-4